SUPPLEMENT dated August 8, 2002

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                           Standish Select Value Fund
                          Standish Small Cap Value Fund
                         Standish Small Cap Growth Fund
                          (Institutional Class Shares)
                    Standish Small Capitalization Equity Fund
                       Standish International Equity Fund
                      Standish International Small Cap Fund
                             Dated: January 28, 2002

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The following supplements the information presented under the corresponding section of the Statement of Additional Information.

Standish Small Cap Value Fund

The following sentence replaces the first sentence under the heading "Additional Investment Information" for the Small Cap Value Fund:

     Under normal circumstances, at least 80% of Small Cap Value Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Index measured at the end of each of the previous twelve months.

Standish Small Cap Growth Fund

The following sentence replaces the first sentence of the second paragraph under the heading "Additional Investment Information" for the Small Cap Growth Fund:

     Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

Standish Small Capitalization Equity Fund

The following sentence replaces the first sentence under the heading "Additional Investment Information" for the Small Capitalization Equity Fund:

     Under normal circumstances, at least 80% of Small Cap Equity Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than 75% of the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

                         SUPPLEMENT dated August 8, 2002

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                       Standish Tax Sensitive Equity Fund
                  Standish Small Cap Tax-Sensitive Equity Fund
                   Standish Intermediate Tax Exempt Bond Fund
            Standish Massachusetts Intermediate Tax Exempt Bond Fund

                             Dated: January 28, 2002

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The following supplements the information presented under the corresponding section of the statement of additional information.

Standish Small Cap Tax-Sensitive Equity Fund

The following sentence replaces the first sentence under the heading "Additional Investment Information" for the Small Cap Tax-Sensitive Equity Fund:

     Under normal circumstances, at least 80% of Small Cap Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.

                         SUPPLEMENT dated August 8, 2002

                  To the STATEMENT OF ADDITIONAL INFORMATION of

                        Standish Select Value Asset Fund
                         Standish Small Cap Growth Fund
                             (Service Class Shares)

                             Dated: January 28, 2002
                             Revised: June 21, 2002

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The following supplements the information presented under the corresponding section of the Statement of Additional Information.

Standish Select Value Asset Fund no longer offered

The Select Value Asset Fund was liquidated on June 5, 2002. Shares of the Select Value Asset Fund are no longer being offered pursuant to this prospectus and Statement of Additional Information or any other registration statement. All references to Select Value Asset Fund in this prospectus and Statement of Additional Information are hereby removed.

Standish Small Cap Growth Fund

The Small Cap Growth Fund continues to offer Service Class Shares pursuant to this prospectus and Statement of Additional Information. There have been no changes to the Small Cap Growth Fund as a result of the closure of the Select Value Asset Fund.

The following sentence replaces the first sentence of the second paragraph under the heading "Additional Investment Information" for the Small Cap Growth Fund:

     Under normal circumstances, at least 80% of Small Cap Growth Fund's net assets are invested in equity and equity-related securities of U.S. companies that, at the time of purchase of the security, have "total market capitalizations" equal to or less than the average total market capitalization of the largest companies included in the Russell 2000 Growth Index measured at the end of each of the previous twelve months.